Cambria Global Real Estate ETF
Sector Weightings
Real Estate	100.0%
100.0%

Percentages based on total investments.

Cambria Global Real Estate ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Real Estate Investment Trusts - 95.1%
Australia - 4.4%
Abacus Group	322,137	$230,359
BWP Trust	118,788	268,083
Hotel Property Investments Ltd.	139,118	272,893
Stockland	86,931	260,062
		1,031,397

Canada - 2.2%
Boardwalk Real Estate Investment Trust	4,960	257,509
Dream Industrial Real Estate Investment Trust	25,203	251,571
		509,080

France - 1.5%
Klepierre SA	13,091	340,811

Hong Kong - 1.3%
Champion Real Estate Investment Trust	627,000	149,172
Sunlight Real Estate Investment Trust	608,000	148,540
		297,712

Japan - 2.8%
Ooedo Onsen Reit Investment Corp.	684	355,524
Tosei Reit Investment Corp.	304	293,714
		649,238

Malaysia - 1.3%
IGB Real Estate Investment Trust	830,300	308,949

Mexico - 8.2%
Concentradora Fibra Danhos SA de CV	355,300	429,997
FIBRA Macquarie Mexico(a)	187,530	358,902
Fibra Uno Administracion SA de CV	216,790	368,171
Prologis Property Mexico SA de CV	65,861	270,922
TF Administradora Industrial S de RL de CV	224,200	483,272
		1,911,264

Netherlands - 3.5%
Eurocommercial Properties NV	10,007	225,158
Vastned Retail NV	12,958	286,375
Wereldhave NV	20,311	305,544
		817,077

Philippines - 1.0%
AREIT, Inc.	414,100	239,434

Singapore - 3.3%
AIMS APAC REIT	248,900	243,056
Paragon REIT	450,300	293,710
Sasseur Real Estate Investment Trust	476,200	237,834
		774,600

South Africa - 1.6%
SA Corporate Real Estate Ltd.	2,667,980	363,378

Thailand - 2.5%
Frasers Property Thailand Industrial Freehold & Leasehold Real Estate Investment Trust	1,018,400	292,796
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	1,018,400	281,314
		574,110

Turkey - 4.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,100,860	364,595
Ozak Gayrimenkul Yatirim Ortakligi(b)	799,858	236,439
Reysas Gayrimenkul Yatirim Ortakligi AS(b)	251,450	207,159
Torunlar Gayrimenkul Yatirim Ortakligi AS	194,473	233,662
		1,041,855

United Kingdom - 1.0%
AEW UK REIT PLC	192,209	236,279

United States - 56.0%
Acadia Realty Trust	15,634	266,716
American Homes 4 Rent - Class A	7,242	253,832
Apple Hospitality Real Estate Investment Trust, Inc.	19,475	312,769
Armada Hoffler Properties, Inc.-Class A	26,828	320,863
AvalonBay Communities, Inc.	1,235	221,077
Boston Properties, Inc.	3,770	250,705
Brandywine Realty Trust	52,086	246,888
Brixmor Property Group, Inc.	15,200	341,088
Broadstone Net Lease, Inc.	14,079	226,250
CareTrust Real Estate Investment Trust, Inc.	15,314	320,369
Chatham Lodging Trust	24,909	261,545
Community Healthcare Trust, Inc.	7,372	188,649
Cousins Properties, Inc.	11,162	255,721
DiamondRock Hospitality Co.	28,591	261,322
Douglas Emmett, Inc.	17,567	238,033
EastGroup Properties, Inc.	1,408	249,821
Empire State Realty Trust, Inc. - Class A	45,809	436,102
EPR Properties	6,384	282,620
Equity Commonwealth	12,217	233,467
Equity Residential	5,035	303,057
Federal Realty Investment Trust	2,478	252,087
Franklin Street Properties Corp.	66,500	163,590
Highwoods Properties, Inc.	7,600	174,572
Host Hotels & Resorts, Inc.	13,738	264,044
Hudson Pacific Properties, Inc.	42,389	347,166
InvenTrust Properties Corp.	12,863	319,388
Kilroy Realty Corp.	5,700	203,832
Kimco Realty Corp.	16,090	325,018
Kite Realty Group Trust	11,168	238,995
LXP Industrial Trust	21,641	196,717
NexPoint Diversified Real Estate Trust	478	3,298
NNN REIT, Inc.	7,600	306,584
Omega Healthcare Investors, Inc.	9,975	289,275
Orion Office Real Estate Investment Trust, Inc.	35,169	180,769
Paramount Group, Inc.	49,900	237,025
Realty Income Corp.	5,718	311,002
Regency Centers Corp.	9,042	566,661
Retail Opportunity Investments Corp.	19,000	258,210
Rexford Industrial Realty, Inc.	5,700	299,763
Sabra Health Care REIT, Inc.	24,092	321,387
Saul Centers, Inc.	7,600	290,776
SITE Centers Corp.	22,800	303,696
STAG Industrial, Inc.-Class A	6,346	234,421
Sunstone Hotel Investors, Inc.	24,673	263,261
Tanger, Inc.	16,397	441,078
Vornado Realty Trust	8,792	239,054
Welltower, Inc.	2,852	246,727
Whitestone REIT	21,443	277,044
		13,026,334
Total Real Estate Investment Trusts (Cost $22,373,415)		22,121,518

Common Stocks - 3.6%
Thailand - 1.1%
Lotus's Retail Growth Freehold and Leasehold Property Fund	662,200	246,383

Turkey - 1.2%
Yeni Gimat Gayrimenkul Ortakligi AS	219,165	279,797

United States - 1.3%
Innovative Industrial Properties Real Estate Investment Trust, Inc.	3,249	302,904
Total Common Stocks (Cost $779,642)		829,084

Short-Term Investments - 2.1%
Money Market Funds - 2.1%
First American Treasury Obligations Fund - Class X, 5.25%(c)	477,403	477,403
Total Short-Term Investments (Cost $477,403)		477,403

Total Investments - 100.8% (Cost $23,630,460)		23,428,005
Liabilities in Excess of Other Assets - (0.8)%		(181,785)
Total Net Assets - 100.0%		$23,246,220

Percentages are stated as a percent of net assets.

AS - Turkish Joint Stock Company
NV - Dutch Public Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA de CV - Mexican Public Limited Company with Variable Capital
S de RL de CV -  Mexican Limited Responsibility Corporation with Variable Capital

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $358,902 or 1.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Cambria Global Real Estate ETF
	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$22,121,518	$–	$–	$22,121,518
Common Stocks	829,084	–	–	829,084
Short-Term Investments	477,403	–	–	477,403
Total Investments	$23,428,005	$–	$–	$23,428,005

Refer to the Schedule of Investments for country classifications.